Condensed Consolidated Interim Statements of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Contributed surplus and net former parent investment	Deficit
Beginning balance, Shares at Dec. 31, 2022		0
Beginning balance at Dec. 31, 2022	$ (34,417)	$ 0	$ 226,009	$ (260,426)
Net former parent investment	319,130		319,130
Net income (loss)	8,967			8,967
Ending balance, Shares at Sep. 30, 2023		0
Ending balance at Sep. 30, 2023	293,680	$ 0	545,139	(251,459)
Beginning balance, Shares at Dec. 31, 2023		161,778
Beginning balance at Dec. 31, 2023	407,462	$ 656,802	15,020	(264,360)
Shares issued on conversion of share-based awards, Shares		1,516
Shares issued on conversion of share-based awards		$ 8,702	(8,702)
Shares issued from public offering, Shares		55,000
Shares issued from public offering	275,000	$ 275,000
Share issuance cost related to public offering	(12,854)	$ (12,854)
Equity compensation amortization	9,420		9,420
Net income (loss)	(20,348)			(20,348)
Ending balance, Shares at Sep. 30, 2024		218,294
Ending balance at Sep. 30, 2024	$ 658,680	$ 927,650	$ 15,738	$ (284,708)